SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Mar. 31, 2021 item	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reserve for inventory obsolescence	$ 22,200		$ 0
Decrease in additional paid in capital (APIC) resulting from deferred offering costs related to the IPO	2,667,300
Deferred offering costs	$ 0		$ 0
Lease facility | item	1	1